CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (17,787)	$ 6,448	$ (33,904)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Bad debt provisions	258	412	7,184
Depreciation and amortization	3,954	1,334	1,018
Amortization of right-of-use asset	571	946	860
Share-based compensation	186	186	161
Loss from and impairment on long-term investments	2,990	2,947	2,703
Loss on disposal of property and equipment	0	13	89
Impairment loss on inventory	0	0	322
Cost of non-deductible input VAT that generated in prior years	521	1,318	10,998
Other income on concession payable waived	0	(563)	(4,053)
Other income on disposal of subsidiaries	0	(8,974)	0
Income tax benefit due to reverse of UTP	0	(11,065)	0
Changes in assets and liabilities
Accounts receivable	7,882	(1,717)	(608)
Prepaid concession fees	(628)	724	500
Other current assets	547	(606)	(2,462)
Cryptocurrency, less impairment	(659)	0	0
Long-term deposits	(131)	499	121
Amount due from related parties	27	1	(10)
Accounts payable	(3,846)	1,075	1,866
Accrued expenses and other current liabilities	620	141	(134)
Deferred revenue	839	(327)	850
Amount due to related parties	0	821	30
Income tax payable	571	1,391	496
Lease liabilities	(890)	(559)	(943)
Net cash used in operating activities	(4,975)	(5,555)	(14,916)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	(83)	(2,805)
Proceeds from disposal of equity investment	0	0	7,245
Proceeds from disposal of subsidiaries	0	435	0
Net cash provided by investing activities	0	352	4,440
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term loan	18,938	5,217	5,941
Cash repaid for short-term loan	(6,762)	0	(11,882)
Cash repaid for long-term loan	(2,605)	(145)	(145)
Cash repaid to third party	(18,171)	0	0
Cash received from loan due to related parties	0	0	2,898
Cash repaid for loan due to related parties	(1,531)	(1,849)	0
Capital contribution from non-controlling interest	698	1,449	0
Financing received from the third parties	0	14,492	0
Capital withdraw by non-controlling shareholder	0	0	(1,135)
Net cash (used in) provided by financing activities	(9,433)	19,164	(4,323)
Effect of exchange rate changes	367	690	219
Net decrease in cash, cash equivalents and restricted cash	(14,041)	(14,651)	(14,580)
Cash and cash equivalents and restricted cash, at beginning of year	15,610	959	15,539
Cash and cash equivalents, at end of year	1,569	15,610	959
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	72	16	194
Interests paid	784	326	513
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	8,950	2,531	0
Dividend from a RPT to settle the payable to that RPT	0	679	0
Payable for purchase of property and equipment	0	0	(462)
Recognition of right-of-use and lease payment liability	$ 94	$ 59	$ 2,308